Other long-term liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Other Long-term Liabilities
Schedule of other long-term liabilities

	June 30, 2026	June 30, 2025

CVR liabilities (note 19)	$2,306	$3,019
Other liabilities due to non-controlling interests holders (note 23)	619	693
Due to related party (note 24)	801	861
Payable to SFF previous directors	434	577
	$4,160	$5,150